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                    [VAN KAMPEN INVESTMENTS INC. LETTERHEAD]


                                                                         497(j)

                                January 30, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Pennsylvania Tax Free Income Fund
        Rule 497(j) Filing (File Nos. 33-11384 and 811-4983)

Ladies and Gentlemen:

        Van Kampen Pennsylvania Tax Free Income Fund (the "Registrant"), filed via EDGAR on January 26, 2001, an electronically signed copy of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto, pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and the statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

        Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-8370.


                                Very truly yours,

                                /s/ Sara L. Badler
                                -----------------------
                                    Sara L. Badler
                                    Assistant Secretary